Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)	Net Income ($'000s)	Revenues ($'000s)
2023	5,706,403	10,225,755	2,387,211	4,398,093	150	126	62,479	1,362,060
2022	6,066,630	8,811,255	2,637,060	3,593,717	106	122	75,552	1,132,455
2021	3,595,855	1,428,917	1,579,259	709,973	73	124	62,987	905,640
2020	3,991,446	1,314,867	1,691,684	1,003,158	86	94	(23,840)	844,127

Company Selected Measure Name	Revenues($'000s)
Named Executive Officers, Footnote [Text Block]	The principal executive officer (PEO) included in the summary compensation table total and compensation actually paid (CAP) total for 2023 was C. Mark Hussey. The PEO for years 2022, 2021 and 2020 was James H. Roth.
(2)The non-PEO NEOs included in the average summary compensation table total and average CAP for each year are as follows:
•2023 - J. Ronald Dail, John D. Kelly, and Ernest W. Torain, Jr.
•2022 - C. Mark Hussey, J. Ronald Dail, John D. Kelly and Ernest W. Torain, Jr.
•2021 - C. Mark Hussey, John D. Kelly and Ernest W. Torain, Jr.
•2020 - C. Mark Hussey, John D. Kelly, Ernest W. Torain, Jr. and Diane Ratekin

Peer Group Issuers, Footnote [Text Block]	The pay versus performance table above and the graph below compare the cumulative total shareholder return (TSR) on our common stock against the cumulative TSR of the stocks making up an industry peer group from December 31, 2019 through December 31, 2023. The industry peer group, which is consistent with the peer group used by the Company for its S-K Item 201(e) disclosures within the 2023 Annual Report on Form 10-K, is comprised of the following companies: CRA International, Inc. (CRAI), FTI Consulting, Inc. (FCN), ICF International, Inc. (ICFI), Premier, Inc. (PINC) and Resources Connection, Inc. (RGP). The graph and table assume a $100 investment in Huron Consulting Group Inc. common stock and an index of the industry peer group on December 31, 2019. The annual TSR for each member of the peer group assumes all dividends are reinvested and was weighted based on its stock market capitalization at the beginning of each year presented.
PEO Total Compensation Amount	$ 5,706,403	$ 6,066,630	$ 3,595,855	$ 3,991,446
PEO Actually Paid Compensation Amount	$ 10,225,755	8,811,255	1,428,917	1,314,867
Adjustment To PEO Compensation, Footnote [Text Block]	CAP was calculated by subtracting from the summary compensation total the grant date fair value of awards included in the summary compensation total, adding/(subtracting) the year-over-year change in fair value of unvested equity, adding/(subtracting) the year-over-year change in fair value of prior years' unvested equity that vested in the current year (valued as of the vest date), and adding the fair value of equity compensation granted in the current year (valued as of year-end). No dividends were paid in any year presented.
Below is additional information on the total amount of equity compensation included in CAP for the PEO and the average amount of equity compensation included in CAP for the non-PEO NEOs for 2023:

	Components of PEO Equity Compensation Included in CAP				Components of non-PEO NEO Equity Compensation Included in CAP
($)	Fair Value of Equity Awards Granted in Current Year	Change in Fair Value of Unvested Equity Awards Granted in a Prior Year	Change in Fair Value of Equity Awards Vested in Current Year	Total Fair Value of Equity Awards included in CAP	Fair Value of Equity Awards Granted in Current Year	Change in Fair Value of Unvested Equity Awards Granted in a Prior Year	Change in Fair Value of Equity Awards Vested in Current Year	Total Fair Value of Equity Awards included in CAP
PSU	2,875,768	3,247,489	(7,552)	6,115,705	975,429	1,311,638	(3,253)	2,283,814
PSO	—	—	—	—	—	65,231	8,292	73,523
Restricted Stock	787,140	280,286	(21,054)	1,046,372	354,215	296,715	(6,048)	644,882
Total	3,662,908	3,527,775	(28,606)	7,162,077	1,329,644	1,673,584	(1,009)	3,002,219

Non-PEO NEO Average Total Compensation Amount	$ 2,387,211	2,637,060	1,579,259	1,691,684
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,398,093	3,593,717	709,973	1,003,158
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	CAP was calculated by subtracting from the summary compensation total the grant date fair value of awards included in the summary compensation total, adding/(subtracting) the year-over-year change in fair value of unvested equity, adding/(subtracting) the year-over-year change in fair value of prior years' unvested equity that vested in the current year (valued as of the vest date), and adding the fair value of equity compensation granted in the current year (valued as of year-end). No dividends were paid in any year presented.
Below is additional information on the total amount of equity compensation included in CAP for the PEO and the average amount of equity compensation included in CAP for the non-PEO NEOs for 2023:

	Components of PEO Equity Compensation Included in CAP				Components of non-PEO NEO Equity Compensation Included in CAP
($)	Fair Value of Equity Awards Granted in Current Year	Change in Fair Value of Unvested Equity Awards Granted in a Prior Year	Change in Fair Value of Equity Awards Vested in Current Year	Total Fair Value of Equity Awards included in CAP	Fair Value of Equity Awards Granted in Current Year	Change in Fair Value of Unvested Equity Awards Granted in a Prior Year	Change in Fair Value of Equity Awards Vested in Current Year	Total Fair Value of Equity Awards included in CAP
PSU	2,875,768	3,247,489	(7,552)	6,115,705	975,429	1,311,638	(3,253)	2,283,814
PSO	—	—	—	—	—	65,231	8,292	73,523
Restricted Stock	787,140	280,286	(21,054)	1,046,372	354,215	296,715	(6,048)	644,882
Total	3,662,908	3,527,775	(28,606)	7,162,077	1,329,644	1,673,584	(1,009)	3,002,219

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures
The Compensation Committee uses the following four financial measures when determining actual compensation paid to the named executive officers:
•Revenue growth;
•Organic revenue growth;
•Adjusted EBITDA margin; and
•Adjusted diluted earnings per share.

Total Shareholder Return Amount	$ 150	106	73	86
Peer Group Total Shareholder Return Amount	126	122	124	94
Net Income (Loss)	$ 62,479,000	$ 75,552,000	$ 62,987,000	$ (23,840,000)
Company Selected Measure Amount	1,362,060,000	1,132,455,000	905,640,000	844,127,000
Additional 402(v) Disclosure [Text Block]
The increase in the PEO and Other NEO CAP in 2022 as compared to 2021 and 2020 is primarily due to the increase in the fair value of equity awards. From December 31, 2021 to December 31, 2022, our stock price increased from $49.90 to $72.60 and the expected funding of the 2020 and 2021 performance-based awards tied to performance against Adjusted Diluted EPS and Revenue Growth metrics increased from 0% to 19% for the 2020 awards and 100% to 153% for the 2021 awards. The increase in the PEO and Other NEO CAP in 2023 also related to the increase in the fair value of equity awards. From December 31, 2022 to December 31, 2023, our stock price increased from $72.60 to $103.80 and the expected funding of the 2021 and 2022 performance-based awards tied to performance against Adjusted Diluted EPS and Revenue Growth metrics increased from 153% to 194% for the 2021 awards and 100% to 182% for the 2022 awards.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue growth
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Organic revenue growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted diluted earnings per share
Current PEO - C. Mark Hussey [Member]
Pay vs Performance Disclosure [Table]
PEO Name	C. Mark Hussey
2020-2022 PEO - James H. Roth [Member]
Pay vs Performance Disclosure [Table]
PEO Name		James H. Roth.
PEO [Member] | Fair Value of Equity Awards Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,662,908
PEO [Member] | Change in Fair Value of Unvested Equity Awards Granted in a Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,527,775
PEO [Member] | Change in Fair Value of Equity Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(28,606)
PEO [Member] | Total Fair Value of Equity Awards included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,162,077
PEO [Member] | Performance Based Stock Units [Member] | Fair Value of Equity Awards Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,875,768
PEO [Member] | Performance Based Stock Units [Member] | Change in Fair Value of Unvested Equity Awards Granted in a Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,247,489
PEO [Member] | Performance Based Stock Units [Member] | Change in Fair Value of Equity Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,552)
PEO [Member] | Performance Based Stock Units [Member] | Total Fair Value of Equity Awards included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,115,705
PEO [Member] | Performance Based Stock Options [Member] | Fair Value of Equity Awards Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Performance Based Stock Options [Member] | Change in Fair Value of Unvested Equity Awards Granted in a Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Performance Based Stock Options [Member] | Change in Fair Value of Equity Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Performance Based Stock Options [Member] | Total Fair Value of Equity Awards included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Restricted Stock Unit/Award [Member] | Fair Value of Equity Awards Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	787,140
PEO [Member] | Restricted Stock Unit/Award [Member] | Change in Fair Value of Unvested Equity Awards Granted in a Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	280,286
PEO [Member] | Restricted Stock Unit/Award [Member] | Change in Fair Value of Equity Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(21,054)
PEO [Member] | Restricted Stock Unit/Award [Member] | Total Fair Value of Equity Awards included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,046,372
Non-PEO NEO [Member] | Fair Value of Equity Awards Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,329,644
Non-PEO NEO [Member] | Change in Fair Value of Unvested Equity Awards Granted in a Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,673,584
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,009)
Non-PEO NEO [Member] | Total Fair Value of Equity Awards included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,002,219
Non-PEO NEO [Member] | Performance Based Stock Units [Member] | Fair Value of Equity Awards Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	975,429
Non-PEO NEO [Member] | Performance Based Stock Units [Member] | Change in Fair Value of Unvested Equity Awards Granted in a Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,311,638
Non-PEO NEO [Member] | Performance Based Stock Units [Member] | Change in Fair Value of Equity Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,253)
Non-PEO NEO [Member] | Performance Based Stock Units [Member] | Total Fair Value of Equity Awards included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,283,814
Non-PEO NEO [Member] | Performance Based Stock Options [Member] | Fair Value of Equity Awards Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Performance Based Stock Options [Member] | Change in Fair Value of Unvested Equity Awards Granted in a Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	65,231
Non-PEO NEO [Member] | Performance Based Stock Options [Member] | Change in Fair Value of Equity Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,292
Non-PEO NEO [Member] | Performance Based Stock Options [Member] | Total Fair Value of Equity Awards included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	73,523
Non-PEO NEO [Member] | Restricted Stock Unit/Award [Member] | Fair Value of Equity Awards Granted in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	354,215
Non-PEO NEO [Member] | Restricted Stock Unit/Award [Member] | Change in Fair Value of Unvested Equity Awards Granted in a Prior Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	296,715
Non-PEO NEO [Member] | Restricted Stock Unit/Award [Member] | Change in Fair Value of Equity Awards Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,048)
Non-PEO NEO [Member] | Restricted Stock Unit/Award [Member] | Total Fair Value of Equity Awards included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 644,882